ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended
	Dec. 10, 2019 USD ($) shares	Dec. 10, 2019 CNY (¥) shares	Mar. 19, 2019 USD ($) shares	Mar. 19, 2019 CNY (¥) shares	Jan. 29, 2018 USD ($) shares	Jan. 29, 2018 CNY (¥) shares	Jan. 26, 2018 $ / shares shares	Nov. 30, 2017 $ / shares shares	Oct. 31, 2017 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Ordinary shares
Proceeds from public offering, net of underwriting discounts and commissions and other issuance costs	$ 277,256	¥ 1,951,884	$ 444,699	¥ 2,982,242	$ 202,696	¥ 1,283,308
Convertible Bonds Due 2019
Ordinary shares
Percentage of principal amount of the original debt being converted								100.00%
ADS
Ordinary shares
Ordinary shares issued (in shares)	6,318,680	6,318,680	13,731,343	13,731,343			8,000,000
Conversion price (in USD/share) | $ / shares										$ 51.58
Price per share sold (in dollars per ADS) | $ / shares							$ 26.00
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	824,175	824,175	1,791,044	1,791,044	225,000	225,000
Class A
Ordinary shares
Ordinary shares issued (in shares)	50,549,440	50,549,440	109,850,744	109,850,744			64,000,000
Common stock, outstanding shares (in shares)										1,148,842,379	939,479,307
Class A | Convertible Bonds Due 2019
Ordinary shares
Conversion of convertible bonds (in shares)								97,870,263
Conversion price (in USD/share) | $ / shares								$ 1.675262
Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	6,593,400	6,593,400	14,328,352	14,328,352	1,800,000	1,800,000
Class B
Ordinary shares
Common stock, outstanding shares (in shares)										67,590,336	67,590,336
SBCVC | ADS
Ordinary shares
Number of shares sold							3,000,000
Price per share sold (in dollars per ADS) | $ / shares							$ 26.00
SBCVC | ADS | Over-Allotment Option
Ordinary shares
Number of shares sold					1,425,000	1,425,000
SBCVC | Class A
Ordinary shares
Number of shares sold							24,000,000
SBCVC | Class A | Over-Allotment Option
Ordinary shares
Number of shares sold					11,400,000	11,400,000
CyrusOne | Class A
Ordinary shares
Ordinary shares issued (in shares)									64,257,028
Price per share (in USD/share) | $ / shares									$ 1.55625